Other (Income) Expense Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Income Expense [Abstract]
Summary of Other Expense (Income)

Other expenses (incomes) are comprised of the following as of December 31, 2019, 2020 and 2021:

	2019		2020		2021
Recovery insurance	Ps.	(9,799)	Ps.	(9,063)	Ps.	(5,885)
Sale of fixed assets		—		(2,900)		(2,062)
Other income		(26,803)		(21,149)		(23,264)
Total other income		(36,602)		(33,112)		(31,211)

Repair of damage from natural disasters		3,536		—		9,346
Cost of retirement and disposal of fixed assets		586		—		—
Donation		5,000		4,000		207
Other expenses		28,692		16,386		13,427
Total other expenses		37,814		20,386		22,980
Other expense (income) – Net	Ps.	1,212	Ps.	(12,726)	Ps.	(8,231)